Long-Term Loans, Net of Current Maturities (Details) - Schedule of linkage terms and interest rates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Linkage Terms and Interest Rates [Abstract]
Weighted interest rate	6.68%
Long-term loans, net of current maturities	$ 1,880	$ 1,421
Less - current maturities	(586)	(740)
Total amount of the loans	$ 1,294	$ 681